Long Term Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long Term Obligations (Tables) [Line Items]
Schedule Of Cash Proceeds Received and Issuance Cost [Table Text Block]
Security	Allocated Fair Value	Issuance Costs	Interest Expense	Net Allocation

Series A-1 Convertible Preferred Stock	$10,724,991	$(886,422)	$—	$9,838,569
Convertible promissory notes	10,072,592	(832,502)	2,255,074	11,495,164
Warrants	9,752,417	(806,039)	—	8,946,378

Total	$30,550,000	$(2,524,963)	$2,255,074	$30,280,111

Security	Allocated Fair Value	Issuance Costs	Interest Expense	Net Allocation

Series A-1 Convertible Preferred Stock	$10,724,991	$(886,422)	$—	$9,838,569
Convertible promissory notes	10,072,592	(832,502)	2,255,074	11,495,164
Warrants	9,752,417	(806,039)	—	8,946,378

Total	$30,550,000	$(2,524,963)	$2,255,074	30,280,111

Schedule of Long-term Debt Instruments [Table Text Block]
	June 30, 2013	December 31, 2012

Convertible Promissory Notes Payable:
Face value	$15,275,000	$15,275,000
Interest added to principal	1,678,037	1,262,028
Stated value	16,953,037	16,537,028
Debt discount – conversion element, net of accumulated amortization of $2,760,773 and $1,298,628 respectively	11,681,724	13,143,869

Notes payable, net of debt discount	$5,271,313	$3,393,159

	December 31, 2012	December 31, 2011

Convertible Promissory Notes Payable:
Face value	$15,275,000	$15,275,000
Interest added to principal	1,262,028	460,383
Stated value	16,537,028	15,735,383
Debt discount – conversion element, net of accumulated amortization of $1,298,628 and $113,081 respectively	13,143,869	14,329,416

Notes payable, net of debt discount	$3,393,159	$1,405,967

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Operating Leases

Year ending December 31,
2013	$488,265
2014	635,340
2015	218,175

Total minimum obligations	$1,341,780

Embedded Derivative Financial Instruments [Member]
Long Term Obligations (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
	June 30, 2013	June 30, 2012

Risk-free interest rate	0.03%	0.23%
Remaining contractual term	1.41 Years	2.41 Years
Expected volatility	148.74%	112.40%
Dividend yield	0%	0%